RESTRUCTURING CHARGES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES
RESTRUCTURING CHARGES
Bucksport Mill Closure - On October 1, 2014, Verso announced plans to close our paper mill in Bucksport, Maine, and we ceased paper manufacturing operations in December 2014. The mill closure reduced Verso’s coated groundwood paper production capacity by approximately 350,000 tons and its specialty paper production capacity by approximately 55,000 tons.
The following table details the charges incurred related primarily to the Bucksport mill closure in 2014 and attributable to the paper segment as included in Restructuring charges on our accompanying condensed consolidated statements of operations:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	Cumulative Incurred
Property and equipment	$—	$89
Severance and benefit costs	—	27
Write-off of spare parts and inventory	—	14
Write-off of purchase obligations and commitments	6	8
Other miscellaneous costs	3	6
Total restructuring costs	$9	$144

The following details the changes in our restructuring reserve liabilities related to the Bucksport shutdown during the three months ended March 31, 2015, which are included in Accrued liabilities on our condensed consolidated balance sheets:

Three Months Ended
March 31,
(Dollars in millions)	2015
Beginning balance of reserve	$24
Severance and benefit payments	(21)
Purchase obligations	6
Payments on purchase obligations	(7)
Severance and benefit reserve adjustments	—
Ending balance of reserve	$2

NewPage Acquisition Restructuring - As part of the NewPage acquisition, Verso Holdings is executing a restructuring of its operations to integrate the historical Verso and NewPage operations, generate cost savings and capture synergies across the combined company. During the three-month period ended March 31, 2015, we incurred restructuring charges related to severance and benefit costs associated with the restructuring of our operations of $13 million, of which $12 million was attributable to the paper segment.
The following details the changes in our restructuring reserve liabilities related to the NewPage acquisition during the three months ended March 31, 2015, which are included in Accrued liabilities on our condensed consolidated balance sheets:

Three Months Ended
March 31,
(Dollars in millions)	2015
Beginning balance of reserve	$—
Severance and benefit costs	13
Severance and benefit payments	(2)
Ending balance of reserve	$11

There were no restructuring costs incurred during the three months ended March 31, 2014.

RESTRUCTURING CHARGES
On October 1, 2014, Verso announced plans to close our paper mill in Bucksport, Maine, and we ceased paper manufacturing operations in December 2014. The mill closure reduced Verso’s coated groundwood paper production capacity by approximately 350,000 tons and its specialty paper production capacity by approximately 55,000 tons.
The following table details the charges incurred related primarily to the Bucksport mill closure in 2014 as included in Restructuring charges on our accompanying consolidated statements of operations:

(Dollars in thousands)	Year Ended December 31, 2014	Cumulative Incurred
Property and equipment	$88,728	$88,728
Severance and benefit costs	26,812	26,812
Write-off of spare parts, inventory and other assets	13,876	13,876
Write-off of purchase obligations and commitments	1,531	1,531
Other miscellaneous costs	3,539	3,539
Total restructuring charges	$134,486	$134,486

The mill closure is expected to result in total pre-tax cash severance and other shutdown charges of approximately $40-45 million to be recorded in 2014 and 2015, and the amounts incurred in 2014 are reflected in restructuring charges as of December 31, 2014. The estimated cash charges consist of approximately $30 million in severance costs and personnel costs and approximately $10-15 million in other shutdown costs.
Costs associated with shutdown activities are based on currently available information and reflect management’s best estimates; accordingly, actual cash costs and non-cash charges and their timing may differ from the estimates stated above.
During 2012, we experienced a fire and explosion at our paper mill in Sartell, Minnesota. We completed a comprehensive assessment of the damage resulting from the fire and explosion and announced the decision to permanently close the mill in the 3rd quarter of 2012.
The following table details the charges incurred related primarily to the mill closure in 2012 as included in Restructuring charges in our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	Cumulative Incurred
Property and equipment	$—	$66,521	$66,521
Severance and benefit costs	688	19,373	20,061
Write-off of spare parts and inventory	—	6,934	6,934
Trademark impairment	—	3,693	3,693
Purchase obligations and commitments	(594)	2,420	1,826
Other miscellaneous costs	1,284	3,463	4,747
Total restructuring charges	$1,378	$102,404	$103,782

The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2014 and 2013, which are included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2014	2013
Beginning balance of reserve	$—	$5,098
Severance and benefit costs	25,768	196
Severance and benefit payments	(3,118)	(3,678)
Purchase obligations	1,531	—
Payments on purchase obligations	—	(561)
Severance and benefit reserve adjustments	—	(461)
Purchase obligation reserve adjustments	—	(594)
Ending balance of reserve	$24,181	$—

Severance and benefit costs incurred in excess of severance and benefits costs accrued in 2014 consist primarily of $1.0 million of pension expenses. In 2013, severance and benefit costs incurred in excess of severance and benefits costs accrued were primarily the result of $0.5 million of salaries and benefit costs for employees continuing to provide services.